Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canada [Member]
Contingencies
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	CAD 2	CAD (11)	CAD (12)
Loss Contingency Accrual [Roll Forward]
Beginning of year	183	191	203
Accruals and other	38	24	17
Payments	(38)	(32)	(29)
End of year	183	183	191
Current portion - End of year	40	39	27
U.S. [Member]
Contingencies
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	15	21	(5)
Loss Contingency Accrual [Roll Forward]
Beginning of year	118	105	95
Accruals and other	46	51	22
Payments	(41)	(34)	(30)
Foreign exchange	(7)	(4)	18
End of year	116	118	105
Current portion - End of year	CAD 25	CAD 37	CAD 24